Document and Entity Information	Apr. 07, 2022
Cover [Abstract]
Entity Registrant Name	Houghton Mifflin Harcourt Co
Amendment Flag	false
Entity Central Index Key	0001580156
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 07, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-36166
Entity Tax Identification Number	27-1566372
Entity Address, Address Line One	125 High Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	(617)
Local Phone Number	351-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	HMHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false